JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2017
JOINT ARRANGEMENTS [Abstract]
JOINT ARRANGEMENTS
10.	JOINT ARRANGEMENTS

TGS jointly with SACDE applied for the public tender launched by the Argentine Government for the construction of a connection pipeline in the province of Santa Fe. This tender was finally obtained by the UT whose sole purpose is the execution of such works that would extend until December 31, 2018. For further information, see Note 22.

The Company participates in the UT in a percentage of 51% on the rights of the assets and on the obligations related to them. TGS consolidates line by line assets, liabilities and results of the UT based on the aforementioned percentage of participation.

The breakdown of the amounts included in the statements of financial position related to the Company’s participation in the UT and its results as of December 31, 2017 is the following:

2017
Consolidated Statements of financial position
Non Current assets	-
Current Assets	67,705
Total Assets	67,705
Non Current Liabilities	-
Current Liabilities	67,544
Total Liabilities	67,544

Consolidated Statements of comprehensive income
Gross profit	540
Operating loss	(17)
Net Financial results	153
Comprehensive Income	135